Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST XVI
Central Index Key	dei_EntityCentralIndexKey	0000063067
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2011
MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLMAX
MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLMBX
MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLMCX
MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLMIX
MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLMRX
MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLMSX
MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLMTX
MFS Global Multi-Asset Fund (Prospectus Summary) | MFS Global Multi-Asset Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLMUX